RELATED-PARTY TRANSACTIONS	12 Months Ended
Dec. 31, 2025
Disclosure of transactions between related parties [abstract]
RELATED PARTY TRANSACTIONS	RELATED-PARTY TRANSACTIONS
28.1Accounting policies
Transactions with related parties were entered into in the ordinary course of the Company’s business, at prices, terms and financial charges according to the conditions established between the parties. Such operations include, among other aspects, shared service agreements and loan agreements.
28.1.1.Compensation of key management personnel
The Company’s employees are entitled to profit sharing based on certain goals agreed annually. In turn, executives are entitled to bonus based on statutory provisions proposed by the Board of Directors and approved by the shareholders. The amount of profit sharing is recognized in profit or loss for the year in which the goals are achieved.
Key management personnel comprise the directors, officers and members of the Executive Committee and directors. Expenses incurred with remuneration and the respective charges, paid or payable, are shown below:

	December 31,
Description	2025	2024	2023

Salaries and benefits	75,445	57,743	19,429
Post-employment benefit	620	716	595
Share-based payment	67,615	39,870	63,529
	143,680	98,329	83,553
Stock-based compensation plan, considers the Stock Options, RSU and phantom shares. Such plans are expected to be settled in up to eight years and, therefore, do not represent a cash outflow. The increase in 2025 relates to the cancellation of stock option and RSU awards that had not yet vested, accelerating the recognition of the expense(note 33).
28.1.2.Guarantees and pledges granted
The Company has granted guarantees on rental properties for some of its executives and the total amount involved is not significant.
28.1.3.Corporated contract
In August 2024, the Company entered into a corporate agreement with Águia Branca Participações S.A., one of its shareholders, to obtain airline tickets.

28.1.4.Breeze
The Company signed sublease agreements for three aircraft with Breeze Aviation Group (“Breeze”), an airline founded by the controlling shareholder of Azul, headquartered in the United States. The transaction was voted on and approved by 97% of the Azul's shareholders at the Extraordinary General Meeting held on March 2020. Following good corporate practices, the controlling shareholder did not participate in the voting.
During the year ended December 31, 2024, the Company finalized the sublease contracts.
The operations with Breeze are presented below:

				December 31,
Creditor	Debtor	Type of operation	Note	2025	2024

ALAB	Breeze	Maintenance reserves	Accounts receivable	—	2,703
Breeze	ALAB	Maintenance reserves	Other liabilities	—	(11,411)

				December 31,
Revenues	Expenses	Type of operation	Note	2025	2024	2023
ALAB	Breeze	Interest incurred	Financial income	—	1,754	5,824
28.1.5.Azorra
In August 2022, the Company made agreements for purchase and sale of aircraft and engines with entities that are part of Azorra Aviation Holdings LLC. (“Azorra”), which has become a related party as the Company’s Board of Directors’ Chairman was elected independent member of Azorra’s Board of Directors.
The operations with Azorra are presented below:

				December 31,
Creditor	Debtor	Type of operation	Note	2025	2024

ALAB	Azorra	Accounts receivable	Accounts receivable	—	118,013
ALAB	Azorra	Maintenance reserve	Deposits	15,418	—
ALAB	Azorra	Security deposits	Deposits	52,840	46,213
Azorra	ALAB	Leases	Leases	(295,954)	(473,428)
Azorra	Azul Investments	Leases – Notes	Leases	—	(96,458)
Azorra	Azul	Leases – Convertible to equity	Leases	—	(150,441)

				December 31,
Revenues	Expenses	Type of operation	Note	2025	2024	2023
Azorra	ALAB	Interest incurred	Financial expense	84,548	78,451	17,106
28.1.6.Lilium
In August 2021, the Company announced plans to make a strategic partnership with Lilium GmbH, a wholly owned subsidiary of Lilium N.V. (“Lilium), which has ultimately become a related party as the Company’s Board of Directors’ Chairman was elected independent member of Lilium’s Board of Directors.
As of December 31, 2025, and 2024, the Company has no outstanding balances with Lilium.
28.1.7.United
The Company has agreements with United Airlines Inc. (“United”), one of its shareholders, for the use of the loyalty program and for the re-accommodation of passengers. As of December 31, 2025 and 2024, the balance is not significant.
28.1.8.Airbus Brasil
The Company has agreements with Airbus Brasil Negócios Aeroespaciais Ltda. (“Airbus Brasil”), where one member of committee was a consultant. As of December 31, 2025 and 2024, the balance is not significant.